Prepaids, Deposits and Other Assets (Details Textual) (Cambodian Provinces Of Kampot [Member], USD $)	Jun. 30, 2014	Dec. 31, 2013
Cambodian Provinces Of Kampot [Member]
Prepaids, Deposits and Other Assets [Line Items]
Prepaid Leases	$ 217,000	$ 222,000